Other assets (Details) - Schedule of other assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Other assets consist of the following:
Strategic investments	$ 2,618,171	$ 2,618,171
Deferred tax assets	84,470	78,370
Contract assets	78,697	380,159
Deposits	100,677	27,044
Other assets	$ 2,882,015	$ 3,103,744